Effects of initial application of IFRS 15 - Additional Information (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Jan. 01, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Jan. 01, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of initial application of standards or interpretations [line items]
Retained earnings	$ 5,401,569	$ 192,364	$ 4,651,215
Inventories	2,102,075	74,860	1,767,642
Contract assets	389,016		377,869	$ 299,835
Provision for sales allowance	3,463	123	1,998
Deferred tax assets	185,691	6,613	194,552		$ 226,716		$ 212,372
Deferred tax liabilities	$ 310,427	$ 11,055	$ 309,129		$ 308,759		$ 174,293
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of initial application of standards or interpretations [line items]
Retained earnings						$ (8,693)
Provision for sales allowance						70,156
Deferred tax assets						(626)
Deferred tax liabilities						8,067
Increase (decrease) due to application of IFRS 15 [member] | Customized products [member]
Disclosure of initial application of standards or interpretations [line items]
Retained earnings						46,607
Inventories						(208,505)
Contract assets						$ 255,112